SHORT TERM LOANS-UNRELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS FROM THIRD PARTIES FOR WORKING CAPITAL PURPOSES

As of June 30, 2025 and December 31, 2024, short term loans from third parties for working capital purposes were as following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Third parties loans	6,872,111	6,561,136
Total	$6,872,111	$6,561,136

As of December 31, 2024 and 2023, short term loans from third parties for working capital purposes were as following:

	As of December 31, 2024	As of December 31, 2023
Third parties loans	6,561,136	1,143,565
Total	$6,561,136	$1,143,565

SCHEDULE OF THIRD PARTY LOANS

Third parties loans as of June 30, 2025 and December 31, 2024 consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Ms. Xiuxia Wang	2,213,412	1,880,044
Mr. Hongshan Liu	568,038	564,330
Fujian Chuanzhiyuan Co, ltd	139,595	136,997
CISI Investment Limited	2,546,066	2,574,765
Ms. Xiaozhen Li	1,405,000	1,405,000
	$6,872,111	$6,561,136

Third parties loans as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Ms. Xiuxia Wang	1,880,044	704,235
Mr. Hongshan Liu	564,330	439,330
Fujian Chuanzhiyuan Co, ltd	136,997	-
CISI Investment Limited	2,574,765	-
Ms. Xiaozhen Li	1,405,000	-
	$6,561,136	$1,143,565

SCHEDULE OF CHANGES IN BORROWINGS

Changes in loans were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance	$6,561,136	$1,143,565
Proceeds from third parties	322,045	935,551
Repayment of loans to third parties	(31,269)	(275,814)
Exchange difference	20,199	(31,065)
Ending balance	$6,872,111	$1,772,237

Changes in loans were as follows:

	For the Years ended December 31,
	2024	2023	2022
Beginning balance	$1,143,565	$2,305,283	$9,800,322
Proceeds from bank borrowings	-	-	742,969
Proceeds from factoring loan related to notes receivable	-	-	1,619,673
Proceeds from third parties	4,350,790	2,010,327	237,230
Repayments of bank borrowings	-	(706,108)	(5,052,192)
Loan forgiven by a third party	-	(388,088)	-
Repayment of loans to third parties	(526,703)	(475,632)	(4,442,437)
Maturity of bank acceptance notes	-	(1,539,316)	-
Loan acquired in the reverse recapitalization	1,425,229	-	-
Exchange difference	168,255	(62,901)	(600,282)
Ending balance	$6,561,136	$1,143,565	$2,305,283